Average Annual Total Returns - Allspring U.S. Equity Funds - ETF Class			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Large Cap Core Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.82%
Large Cap Core Fund | ETF Share Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.87%	16.13%	14.08%
Performance Inception Date	[1]	Dec. 09, 2026
Large Cap Core Fund | ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.54%	13.18%	11.25%
Performance Inception Date		Dec. 09, 2026
Large Cap Core Fund | ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.88%	12.27%	10.80%
Performance Inception Date		Dec. 09, 2026
Premier Large Company Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%	18.13%
Premier Large Company Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Premier Large Company Growth Fund | ETF Share Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.95%	10.27%	14.97%
Performance Inception Date	[2]	Dec. 09, 2026
Premier Large Company Growth Fund | ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.18%	5.89%	10.91%
Performance Inception Date		Dec. 09, 2026
Premier Large Company Growth Fund | ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.78%	7.27%	11.24%
Performance Inception Date		Dec. 09, 2026

[1]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.

[2]
1.	Historical performance shown for the ETF Class shares prior to their inception reflects the performance of the Class R6 shares, which have the same expenses as the ETF Class shares. The Class R6 annual returns are substantially similar to what the ETF Class annual returns would be because the Class R6 and ETF Class shares are invested in the same portfolio and have the same expenses.